Earnings Per Share - Schedule of Basic Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (26,948,922)	$ (19,133,658)
Weighted average number of common shares outstanding	68,401,442	58,191,317
Basic net loss per common share	$ (0.33)	$ (0.33)